Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities, Current [Abstract]
Interest on debt	$ 268	$ 167
Employee costs	167	127
Deferred income	82	47
Estimated rate refund liability	1	98
Asset retirement obligations	40	64
Other, including other loss contingencies	342	294
Total accrued liabilities	$ 900	$ 797